6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Borrowings from the FHLB outstanding
December 31, 2015
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.485%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.725%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.555%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	2.144%	Floating to Fixed	5,000

May 8, 2018	N/A	3.734%	Floating to Fixed	8,500

				$43,500

December 31, 2014
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.398%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.638%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.413%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.468%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	1.792%	Floating to Fixed	5,000

May 8, 2018	N/A	3.432%	Floating to Fixed	15,000

				$50,000